Shareholders' Equity - Common Stock (Details) - USD ($) $ / shares in Units, shares in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017
Equity, Class of Treasury Stock [Line Items]
Proceeds from issuance of common stock, net of issuance costs		$ 1,150,000,000	$ 0	$ 0
2017 Program
Equity, Class of Treasury Stock [Line Items]
Amount of common stock authorized for repurchase						$ 1,400,000,000.0
2018 Program
Equity, Class of Treasury Stock [Line Items]
Amount of common stock authorized for repurchase					$ 1,200,000,000.0
Common Stock
Equity, Class of Treasury Stock [Line Items]
Shares issued (shares)	13,240
Offering price of shares issued (USD per share)	$ 86.93
Proceeds from issuance of common stock, net of issuance costs	$ 1,150,000,000